SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 96.2%
Communication Services — 2.2%
9,310	Cars.com, Inc.*	$110,323
67,900	Creative Realities, Inc.*	228,823
500	Daily Journal Corp.*	211,125
72,450	DHI Group, Inc.*	215,176
48,000	Gray Media, Inc.	217,440
16,100	National CineMedia, Inc.	78,005
17,400	PubMatic, Inc., Class A*	216,456
16,470	Reservoir Media, Inc.*	126,325
21,400	Saga Communications, Inc., Class A	278,200
5,450	Scholastic Corp.	114,341
5,680	Shutterstock, Inc.	107,693
18,800	Spok Holdings, Inc.	332,384
8,300	Travelzoo*	105,659
		2,341,950
Consumer Discretionary — 13.4%
34,000	Alliance Entertainment Holding Corp.*	128,180
5,000	A-Mark Precious Metals, Inc.	110,900
35,500	American Axle & Manufacturing Holdings, Inc.*	144,840
10,030	American Public Education, Inc.*	305,514
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
42,200	Arko Corp.	178,506
32,670	Beazer Homes USA, Inc.*	730,828
660	Biglari Holdings, Inc., Class B*	192,859
8,280	Caleres, Inc.	101,182
8,090	Canterbury Park Holding Corp.	155,571
41,500	Crown Crafts, Inc.	119,105
20,700	Denny’s Corp.*	84,870
7,670	Dine Brands Global, Inc.	186,611
24,500	El Pollo Loco Holdings, Inc.*	269,745
15,780	Escalade, Inc.	220,604
12,400	Ethan Allen Interiors, Inc.	345,340
7,000	Flanigan’s Enterprises, Inc.	243,040
14,620	Flexsteel Industries, Inc.	526,759
12,440	GigaCloud Technology, Inc., Class A*	246,063
7,790	Hamilton Beach Brands Holding Co., Class A	139,363
19,900	Haverty Furniture Cos., Inc.	404,965
10,400	hhgregg, Inc.*,(a),(b)	1
62,400	Holley, Inc.*	124,800
3,620	Hovnanian Enterprises, Inc., Class A*	378,471
7,520	J Jill, Inc.	110,093
8,690	JAKKS Pacific, Inc.	180,578
2,540	Johnson Outdoors, Inc., Class A	76,886
23,500	Kid Brands, Inc.*,(a),(b)	2
9,720	Lakeland Industries, Inc.	132,289

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
11,180	Lands’ End, Inc.*	$119,738
18,500	Latham Group, Inc.*	118,030
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
6,800	La-Z-Boy, Inc.	252,756
12,900	Legacy Education, Inc.*	144,222
17,580	Legacy Housing Corp.*	398,363
15,800	Lincoln Educational Services Corp.*	364,190
5,600	Lovesac Co. (The)*	101,920
17,880	MarineMax, Inc.*	449,503
9,250	McRae Industries, Inc., Class A	441,687
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
14,900	Mestek, Inc.*	596,000
10,100	Monro, Inc.	150,591
20,690	Movado Group, Inc.	315,522
4,320	Nathan’s Famous, Inc.	477,706
13,000	Nobility Homes, Inc.	364,000
10,600	ODP Corp. (The)*	192,178
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
2,600	Oxford Industries, Inc.	104,650
987	Patrick Industries, Inc.	91,070
42,000	PetMed Express, Inc.*	139,440
119,400	Point.360*,(a),(b),(c)	0
2,910	RCI Hospitality Holdings, Inc.	110,929
7,530	Regis Corp.*	167,844
26,330	Rocky Brands, Inc.	584,263
5,540	Shoe Carnival, Inc.	103,653
12,000	Smith & Wesson Brands, Inc.	104,160
1,190	Sonic Automotive, Inc., Class A	95,117
15,260	Standard Motor Products, Inc.	468,787
5,820	Strattec Security Corp.*	362,062
14,539	Superior Group of Cos., Inc.	149,752
34,000	Tandy Leather Factory, Inc.	105,400
28,800	Target Hospitality Corp.*	205,056
26,600	Tile Shop Holdings, Inc.*	169,176
58,800	Torrid Holdings, Inc.*	173,460
30,000	Universal Travel Group*,(a),(b),(c)	0
72,000	Vince Holding Corp.*	103,680
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
17,640	Weyco Group, Inc.	584,942
		14,147,812
Consumer Staples — 5.1%
2,960	Alico, Inc.	96,733
5,350	Andersons, Inc. (The)	196,613
2,665	Central Garden & Pet Co.*	93,755
52,000	Coffee Holding Co., Inc.*	225,160
36	Hawaiian Macadamia Nut Orchards L.P.*,(b),(c)	0
11,760	Ingles Markets, Inc., Class A	745,349
3,530	MGP Ingredients, Inc.	105,794

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
10,460	Natural Grocers by Vitamin Cottage, Inc.	$410,555
24,460	Nature’s Sunshine Products, Inc.*	361,763
14,660	Oil-Dri Corp. of America	864,793
49,800	Sadot Group, Inc.*	65,736
6,860	Seneca Foods Corp., Class A*	695,810
22,160	SpartanNash Co.	587,018
6,520	USANA Health Sciences, Inc.*	199,056
18,100	Village Super Market, Inc., Class A	696,850
		5,344,985
Energy — 5.4%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
28,800	Amplify Energy Corp.*	92,160
10,400	Dorian LPG Ltd.	253,552
27,120	Epsilon Energy Ltd.	200,146
44,490	FutureFuel Corp.	172,621
2,500	Global Partners LP	131,825
30,000	Gulf Island Fabrication, Inc.*	199,500
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
29,600	Kolibri Global Energy, Inc.*	202,760
14,670	Mexco Energy Corp.	130,123
30,150	MIND Technology, Inc.*	254,466
5,000	NACCO Industries, Inc., Class A	221,550
17,860	National Energy Services Reunited Corp.*	107,517
8,420	Natural Gas Services Group, Inc.*	217,320
8,000	NCS Multistage Holdings, Inc.*	236,240
46,340	North American Construction Group Ltd.	740,513
24,100	NPK International, Inc.*	205,091
36,700	OPAL Fuels, Inc., Class A*	88,814
25,600	PermRock Royalty Trust	107,264
2,010	PrimeEnergy Resources Corp.*	294,224
22,580	Ranger Energy Services, Inc., Class A	269,605
11,930	REX American Resources Corp.*	581,110
5,790	Riley Exploration Permian, Inc.	151,872
87,200	Ring Energy, Inc.*	69,237
11,750	SandRidge Energy, Inc.	127,135
47,900	Smart Sand, Inc.	96,279
7,900	Solaris Energy Infrastructure, Inc., Class A	223,491
37,000	Stabilis Solutions, Inc.*	175,750
51,200	TETRA Technologies, Inc.*	172,032
		5,722,197
Financials — 32.2%
4,700	ACNB Corp.	201,348
5,840	ACRES Commercial Realty Corp., REIT*	104,770
8,400	Advanced Flower Capital, Inc., REIT	37,632
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
12,700	AG Mortgage Investment Trust, Inc., REIT	95,885
4,000	Alerus Financial Corp.	86,560

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
8,030	Amalgamated Financial Corp.	$250,536
5,400	Amerant Bancorp, Inc.	98,442
3,900	American Business Bank	166,296
7,600	Ames National Corp.	135,356
2,800	Arrow Financial Corp.	73,976
4,650	Atlanticus Holdings Corp.*	254,587
8,110	Banco Latinoamericano de Comercio Exterior SA, Class E	326,833
2,070	Bank First Corp.	243,536
5,220	Bank7 Corp.	218,353
14,400	BankFinancial Corp.	166,608
7,000	Bankwell Financial Group, Inc.	252,210
6,800	Bar Harbor Bankshares	203,728
5,300	BayCom Corp.	146,863
10,500	BCB Bancorp, Inc.	88,410
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
3,500	BNCCORP, Inc.	98,525
15,290	Bridgewater Bancshares, Inc.*	243,264
10,174	Brookline Bancorp, Inc.	107,336
3,076	Burke & Herbert Financial Services Corp.	183,729
5,500	Business First Bancshares, Inc.	135,575
1,700	C&F Financial Corp.	104,941
3,887	California First Leasing Corp.	73,076
2,100	Camden National Corp.	85,218
6,200	Capital Bancorp, Inc.	208,196
6,320	Capital City Bank Group, Inc.	248,692
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
5,700	Carter Bankshares, Inc.*	98,838
4,100	Central Pacific Financial Corp.	114,923
6,500	CF Bankshares, Inc.	155,805
1,900	Chemung Financial Corp.	92,093
12,500	Chicago Atlantic Real Estate Finance, Inc., REIT	174,500
2,800	ChoiceOne Financial Services, Inc.	80,360
8,200	Citizens & Northern Corp.	155,308
6,300	Citizens Community Bancorp, Inc.	86,940
2,782	Citizens Financial Services, Inc.	163,332
10,980	Civista Bancshares, Inc.	254,736
8,890	CNB Financial Corp.	203,225
2,270	Coastal Financial Corp.*	219,895
6,600	Colony Bankcorp, Inc.	108,702
9,808	Community West Bancshares	191,354
5,071	ConnectOne Bancorp, Inc.	117,444
67,371	Consumer Portfolio Services, Inc.*	662,257
10,600	Crescent Capital BDC, Inc.	149,460
8,218	Dime Community Bancshares, Inc.	221,393
5,200	Donegal Group, Inc., Class A	104,130
13,700	Ellington Credit Co., REIT	78,775
8,000	Embassy Bancorp, Inc.	129,360
3,010	Enova International, Inc.*	335,675
6,270	Enterprise Bancorp, Inc.	248,543

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
1,738	Enterprise Financial Services Corp.	$95,764
4,700	Equity Bancshares, Inc., Class A	191,760
1,990	Esquire Financial Holdings, Inc.	188,373
6,800	ESSA Bancorp, Inc.	131,920
12,400	EZCORP, Inc., Class A*	172,112
3,600	Farmers & Merchants Bancorp, Inc.	91,008
13,950	Farmers National Banc Corp.	192,371
2,610	Federal Agricultural Mortgage Corp., Class C	507,071
2,800	Fidelity D&D Bancorp, Inc.	128,800
4,400	Fidus Investment Corp.	88,880
5,900	Financial Institutions, Inc.	151,512
6,700	First Bancorp, Inc. (The)	170,247
10,400	First Bank	160,888
6,700	First Business Financial Services, Inc.	339,422
5,810	First Community Bankshares, Inc.	227,578
6,400	First Community Corp.	156,032
5,810	First Financial Corp.	314,844
10,000	First Financial Northwest, Inc.*,(b),(c)	5,600
7,040	First Internet Bancorp	189,376
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	96,960
5,400	First Savings Financial Group, Inc.	135,216
3,800	First United Corp.	117,838
6,600	First Western Financial, Inc.*	148,896
3,200	Five Star Bancorp	91,328
6,500	Flushing Financial Corp.	77,220
6,380	FS Bancorp, Inc.	251,244
13,250	FVCBankcorp, Inc.*	156,350
9,110	GCM Grosvenor, Inc., Class A	105,312
5,500	Gladstone Capital Corp.	148,335
10,200	Gladstone Investment Corp.	145,554
6,620	Guaranty Bancshares, Inc.	280,953
6,500	Guild Holdings Co., Class A	128,505
11,080	Hanmi Financial Corp.	273,454
8,800	HarborOne Bancorp, Inc.	102,784
3,500	Hawthorn Bancshares, Inc.	101,990
11,510	HBT Financial, Inc.	290,167
13,600	Heritage Commerce Corp.	135,048
12,200	Heritage Insurance Holdings, Inc.*	304,268
700	Hingham Institution for Savings (The)	173,845
5,000	Home Bancorp, Inc.	258,900
7,630	HomeTrust Bancshares, Inc.	285,438
9,000	I3 Verticals, Inc., Class A*	247,320
8,110	Independent Bank Corp.	262,845
13,690	Invesco Mortgage Capital, Inc., REIT	107,330
8,500	Investar Holding Corp.	164,220
3,073	Investors Title Co.	649,325
11,290	KKR Real Estate Finance Trust, Inc., REIT	99,013

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
6,400	LCNB Corp.	$92,992
5,900	MainStreet Bancshares, Inc.	111,510
38,700	Manhattan Bridge Capital, Inc., REIT	211,689
5,950	MarketWise, Inc.	117,751
16,700	Medallion Financial Corp.	159,151
4,840	Mercantile Bank Corp.	224,624
6,160	Merchants Bancorp	203,711
13,000	Meridian Corp.	167,570
7,510	Metrocity Bankshares, Inc.	214,636
4,820	Metropolitan Bank Holding Corp.*	337,400
5,500	Mid Penn Bancorp, Inc.	155,100
4,100	Middlefield Banc Corp.	123,451
6,410	Midland States Bancorp, Inc.	111,021
3,900	MidWestOne Financial Group, Inc.	112,203
7,200	MVB Financial Corp.	162,216
6,200	National Bankshares, Inc.	168,640
2,104	NBT Bancorp, Inc.	87,421
9,590	NerdWallet, Inc., Class A*	105,202
14,000	NewtekOne, Inc.	157,920
4,940	Northeast Bank	439,611
13,000	Northeast Community Bancorp, Inc.	302,185
9,700	Northfield Bancorp, Inc.	111,356
5,100	Northrim BanCorp, Inc.	475,626
27,180	Northwest Bancshares, Inc.	347,360
2,900	Oak Valley Bancorp	78,996
7,560	OFG Bancorp	323,568
18,180	Old Second Bancorp, Inc.	322,513
2,600	Onity Group, Inc.*	99,242
13,200	OP Bancorp	171,468
8,470	Oppenheimer Holdings, Inc., Class A	557,072
5,660	Orange County Bancorp, Inc.	146,254
12,625	Orrstown Financial Services, Inc.	401,854
8,500	Pacific Financial Corp.	90,865
9,900	Palmer Square Capital BDC, Inc.	138,204
9,300	Parke Bancorp, Inc.	189,441
6,600	PCB Bancorp	138,468
5,500	Peapack-Gladstone Financial Corp.	155,375
24,100	PennantPark Investment Corp.*	164,844
3,700	Penns Woods Bancorp, Inc.	112,332
4,100	Peoples Bancorp of North Carolina, Inc.	118,285
12,398	Peoples Bancorp, Inc.	378,635
3,900	Peoples Financial Services Corp.	192,543
7,300	Pinnacle Bank/Gilroy CA*	146,000
2,000	Plumas Bancorp	88,920
9,900	Ponce Financial Group, Inc.*	137,016
7,060	PRA Group, Inc.*	104,135
13,400	Primis Financial Corp.	145,390
5,500	Princeton Bancorp, Inc.	167,970
5,360	Private Bancorp of America, Inc.*	290,619

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
7,600	Provident Bancorp, Inc.*	$94,924
8,700	Provident Financial Holdings, Inc.	134,850
5,070	Provident Financial Services, Inc.	88,877
10,610	RBB Bancorp	182,598
3,700	Red River Bancshares, Inc.	217,190
13,360	Regional Management Corp.	390,246
19,100	Riverview Bancorp, Inc.	105,050
3,050	S&T Bancorp, Inc.	115,351
5,420	Safety Insurance Group, Inc.	430,294
3,400	Saratoga Investment Corp.	84,320
6,300	SB Financial Group, Inc.	120,330
11,025	Security National Financial Corp., Class A*	108,596
17,700	Seven Hills Realty Trust, REIT	213,639
11,000	Shore Bancshares, Inc.	172,920
8,660	Sierra Bancorp	257,115
7,010	Silvercrest Asset Management Group, Inc., Class A	111,179
10,600	SmartFinancial, Inc.	358,068
6,300	South Atlantic Bancshares, Inc.	100,737
9,030	South Plains Financial, Inc.	325,441
5,900	Southern First Bancshares, Inc.*	224,377
4,410	Southern Missouri Bancorp, Inc.	241,580
3,000	Southern States Bancshares, Inc.	109,110
9,300	Stellus Capital Investment Corp.	129,642
3,280	Stewart Information Services Corp.	213,528
12,200	SWK Holdings Corp.	179,828
4,700	Third Coast Bancshares, Inc.*	153,549
6,900	Timberland Bancorp, Inc.	215,280
5,400	Tiptree, Inc.	127,332
9,300	United Security Bancshares	80,445
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,650	Unity Bancorp, Inc.	266,002
4,500	Universal Insurance Holdings, Inc.	124,785
5,400	Velocity Financial, Inc.*	100,116
14,800	Waterstone Financial, Inc.	204,388
5,719	WesBanco, Inc.	180,892
9,660	West BanCorp, Inc.	189,626
26,300	Western New England Bancorp, Inc.	242,749
6,880	Westwood Holdings Group, Inc.	107,328
756	Wintrust Financial Corp.	93,729
		33,987,111
Health Care — 2.6%
31,400	Biote Corp., Class A*	126,228
8,300	Castle Biosciences, Inc.*	169,486
57,600	DocGo, Inc.*	90,432
10,600	Embecta Corp.	102,714
17,700	FONAR Corp.*	264,792
2,500	Kewaunee Scientific Corp.*	146,750

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
45,300	Oramed Pharmaceuticals, Inc.*	$101,925
51,200	Organogenesis Holdings, Inc.*	187,392
5,500	Pacira BioSciences, Inc.*	131,450
40,000	Precision BioSciences, Inc.*	168,000
71,800	Puma Biotechnology, Inc.*	246,274
3,900	Rigel Pharmaceuticals, Inc.*	73,047
3,300	Semler Scientific, Inc.*	127,842
29,100	Sensus Healthcare, Inc.*	137,934
17,030	SIGA Technologies, Inc.	111,036
6,100	Simulations Plus, Inc.	106,445
12,290	Tactile Systems Technology, Inc.*	124,620
1,890	Utah Medical Products, Inc.	107,579
29,690	Viemed Healthcare, Inc.*	205,158
		2,729,104
Industrials — 19.5%
11,020	Acme United Corp.	456,779
22,300	AirJoule Technologies Corp.*	103,249
6,500	Allient Inc.	236,015
17,400	Ameresco, Inc., Class A*	264,306
9,500	Aris Water Solutions, Inc., Class A	224,675
14,500	BGSF, Inc.*	92,365
5,660	BlueLinx Holdings, Inc.*	420,991
3,720	Bowman Consulting Group Ltd.*	106,950
45,400	Broadwind Energy, Inc.*	82,174
10,678	Cenveo, Inc.*,(a),(b),(c)	0
6,500	Civeo Corp.	150,085
9,500	Columbus McKinnon Corp.	145,065
84,600	Commercial Vehicle Group, Inc.*	140,436
27,344	CompX International, Inc.	726,530
36,920	Concrete Pumping Holdings, Inc.	227,058
36,000	Conduent, Inc.*	95,040
8,660	Costamare Bulkers Holdings Ltd.*	75,082
43,300	Costamare, Inc.	394,463
23,580	Covenant Logistics Group, Inc.	568,514
15,600	CPI Aerostructures, Inc.*	54,600
22,130	DLH Holdings Corp.*	129,239
26,760	Ducommun, Inc.*	2,211,179
2,400	DXP Enterprises, Inc.*	210,360
21,655	Eastern Co. (The)	494,167
27,960	Ennis, Inc.	507,194
14,690	Espey Mfg. & Electronics Corp.	671,480
8,700	EVI Industries, Inc.	189,921
14,000	Genco Shipping & Trading Ltd.	182,980
14,500	Gencor Industries, Inc.*	203,000
18,900	Great Lakes Dredge & Dock Corp.*	230,391
8,810	Greenbrier Cos., Inc. (The)	405,701
34,250	Hudson Technologies, Inc.*	278,110
5,200	IBEX Holdings Ltd.*	151,320

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
10,700	Insteel Industries, Inc.	$398,147
10,600	Interface, Inc.	221,858
10,700	Kelly Services, Inc., Class A	125,297
5,580	L B Foster Co., Class A*	122,035
2,140	Limbach Holdings, Inc.*	299,814
25,350	LSI Industries, Inc.*	431,203
17,140	Luxfer Holdings Plc	208,765
14,600	Manitowoc Co., Inc. (The)*	175,492
8,940	Marten Transport Ltd.	116,131
18,000	Mastech Digital, Inc.*	129,060
17,320	Mayville Engineering Co., Inc.*	276,427
20,889	Miller Industries, Inc.	928,725
14,920	Mistras Group, Inc.*	119,509
5,270	National Presto Industries, Inc.	516,249
25,620	NL Industries, Inc.	163,968
12,010	NWPX Infrastructure, Inc.*	492,530
11,600	Park Aerospace Corp.	171,332
5,320	Park-Ohio Holdings Corp.	95,015
10,900	Perma-Pipe International Holdings, Inc.*	249,283
3,320	Preformed Line Products Co.	530,569
14,500	Quanex Building Products Corp.	274,050
58,570	Radiant Logistics, Inc.*	356,106
13,200	Resources Connection, Inc.	70,884
44,400	Safe Bulkers, Inc.	160,284
60,300	Shoals Technologies Group, Inc., Class A*	256,275
10,540	Sun Country Airlines Holdings, Inc.*	123,845
6,600	Taylor Devices, Inc.*	286,440
14,800	Titan Machinery, Inc.*	293,188
21,860	Twin Disc, Inc.	193,024
32,140	Ultralife Corp.*	288,617
4,270	Universal Logistics Holdings, Inc.	108,373
16,980	Virco Mfg. Corp.	135,500
23,900	VirTra, Inc.*	168,973
1,200	VSE Corp.	157,176
1,600	Willdan Group, Inc.*	100,016
10,118	Willis Lease Finance Corp.	1,444,648
		20,618,227
Information Technology — 7.3%
34,000	Amtech Systems, Inc.*	150,960
17,700	AstroNova, Inc.*	205,143
5,950	Aviat Networks, Inc.*	143,097
11,560	Bel Fuse, Inc., Class B	1,129,296
3,300	BK Technologies Corp.*	155,529
15,800	Coda Octopus Group, Inc.*	129,244
22,000	CompoSecure, Inc., Class A*	309,980
6,860	Consensus Cloud Solutions, Inc.*	158,192
8,600	CoreCard Corp.*	249,142

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
7,600	CPI Card Group, Inc.*	$180,272
29,800	Crexendo, Inc.*	180,886
4,050	CTS Corp.	172,570
44,800	Data Storage Corp.*	155,456
5,750	Digi International, Inc.*	200,445
32,600	Eastman Kodak Co.*	184,190
3,580	ePlus, Inc.*	258,118
32,800	Everspin Technologies, Inc.*	206,312
3,200	Frequency Electronics, Inc.*	72,672
44,840	Immersion Corp.	353,339
23,300	Information Services Group, Inc.	111,840
17,400	Inseego Corp.*	143,376
20,500	inTEST Corp.*	149,240
25,460	Kimball Electronics, Inc.*	489,596
11,010	Mitek Systems, Inc.*	108,999
8,600	NETGEAR, Inc.*	250,002
12,900	Nortech Systems, Inc.*	114,423
9,020	PC Connection, Inc.	593,336
23,430	Photronics, Inc.*	441,187
8,330	RADCOM Ltd.*	113,205
20,020	Vishay Precision Group, Inc.*	562,562
		7,672,609
Materials — 2.9%
4,840	AdvanSix, Inc.	114,950
21,800	Aspen Aerogels, Inc.*	129,056
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
3,900	Clearwater Paper Corp.*	106,236
22,080	Core Molding Technologies, Inc.*	366,307
9,500	Flotek Industries, Inc.*	140,220
31,600	Fortitude Gold Corp.	113,128
22,000	Friedman Industries, Inc.	364,320
6,880	Koppers Holdings, Inc.	221,192
14,700	LSB Industries, Inc.*	114,660
13,100	Mativ Holdings, Inc.	89,342
6,700	Metallus, Inc.*	103,247
9,800	Myers Industries, Inc.	142,002
12,430	Olympic Steel, Inc.	405,094
391	Ramaco Resources, Inc., Class B*	3,197
15,800	Ramaco Resources, Inc., Class A	207,612
4,700	Ryerson Holding Corp.	101,379
17,000	SunCoke Energy, Inc.	146,030
12,260	Tredegar Corp.*	107,888
4,500	Valhi, Inc.	72,720
		3,048,580
Real Estate — 4.3%
8,870	Alpine Income Property Trust, Inc., REIT	130,478
14,390	AMREP Corp.*	301,183

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
14,840	Armada Hoffler Properties, Inc., REIT	$101,951
5,000	BRT Apartments Corp., REIT	78,200
38,400	Comstock Holding Cos., Inc.*	387,456
11,800	CTO Realty Growth, Inc., REIT	203,668
26,500	Farmland Partners, Inc., REIT	305,015
53,000	Five Point Holdings LLC, Class A*	291,500
10,700	FRP Holdings, Inc.*	287,723
11,242	Getty Realty Corp., REIT	310,729
14,960	Global Medical REIT, Inc., REIT	103,673
12,120	Newlake Capital Partners, Inc., REIT	175,255
26,652	One Liberty Properties, Inc., REIT	635,917
16,290	Postal Realty Trust, Inc., REIT, Class A	239,952
12,260	RE/MAX Holdings, Inc., Class A*	100,287
6,390	RMR Group, Inc. (The), Class A	104,476
8,160	SITE Centers Corp., REIT	92,289
5,400	Tejon Ranch Co.*	91,584
46,390	Whitestone, REIT	578,947
		4,520,283
Utilities — 1.3%
3,350	Artesian Resources Corp., Class A	112,426
10,900	Genie Energy Ltd., Class B	292,992
22,260	Pure Cycle Corp.*	238,627
5,160	RGC Resources, Inc.	115,481
11,366	Unitil Corp.	592,737
		1,352,263

Total Common Stocks		101,485,121
(Cost $80,465,415)
Exchange Traded Funds — 1.9%
16,220	iShares Russell Microcap Index Fund	2,070,645

Total Exchange Traded Funds		2,070,645
(Cost $1,839,028)
Rights/Warrants — 0.00%
568	Chord Energy Corp, *	369
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	4,988

Total Rights/Warrants		5,357
(Cost $25,047)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, (a),(b),(c)	$0
1,055	Trenwick America Corp., 0.00%, (a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 1.9%
1,972,510	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	1,972,510

Total Investment Company		1,972,510
(Cost $1,972,510)

Total Investments		$105,533,633
(Cost $84,302,000) — 100.0%
Liabilities in excess of other assets — (0.0)%		(39,063)
NET ASSETS — 100.0%		$105,494,570

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust